RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.2

Client Name:
Client Project Name:	RMLT 2020-2
Start - End Dates:	1/3/2019 - 3/26/2020
Deal Loan Count:	597

Conditions Report 2.0

Loans in Report:	597
Loans with Conditions:	387

184 - Total Active Conditions
184 - Non-Material Conditions
139 - Credit Review Scope
4 - Category: Application
36 - Category: Assets
26 - Category: Credit/Mtg History
8 - Category: DTI
15 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Legal Documents
14 - Category: LTV/CLTV
32 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
5 - Category: Appraisal
2 - Category: Property
38 - Compliance Review Scope
3 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
4 - Category: Texas Home Equity
24 - Category: TILA/RESPA Integrated Disclosure
799 - Total Satisfied Conditions

308 - Credit Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
57 - Category: Application
40 - Category: Assets
19 - Category: Credit/Mtg History
8 - Category: DTI
83 - Category: Income/Employment
20 - Category: Insurance
36 - Category: Legal Documents
4 - Category: LTV/CLTV
35 - Category: Terms/Guidelines
2 - Category: Title
101 - Property Valuations Review Scope
64 - Category: Appraisal
3 - Category: FEMA
4 - Category: Property
30 - Category: Value
390 - Compliance Review Scope
13 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
14 - Category: Compliance Manual
18 - Category: Documentation
5 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
7 - Category: Finance Charge Tolerance
18 - Category: RESPA
36 - Category: Right of Rescission
1 - Category: State Consumer Protection
6 - Category: Texas Home Equity
270 - Category: TILA/RESPA Integrated Disclosure
97 - Total Waived Conditions

83 - Credit Review Scope
4 - Category: Application
21 - Category: Assets
18 - Category: Credit/Mtg History
6 - Category: DTI
20 - Category: Income/Employment
2 - Category: Legal Documents
1 - Category: LTV/CLTV
11 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
5 - Category: Appraisal
2 - Category: Property
7 - Compliance Review Scope
2 - Category: Federal Consumer Protection
3 - Category: Right of Rescission
2 - Category: TILA/RESPA Integrated Disclosure

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